SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
32. SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

On August 4, 2021, the Company sold all of its land, building and equipment (the “Oregon Property”) for US $2,200,000 and entered into an agreement to lease the Oregon Property from the buyer (the “Sale Leaseback”). The Sale Leaseback will allow the Company to operate the Oregon Property for ten years, and provides options for two subsequent ten-year renewal periods. Proceeds from the sale were used to retire debts related to the Oregon Property and finance the planned Oregon expansion. A total of US $600,000 of the purchase price has been placed in escrow by the buyer to allow the Company to complete its buildout of the facility. The Sale Leaseback was signed on July 20, 2021 and commenced on August 1, 2021.

On August 19, 2021, the Company closed a non-brokered private placement financing, pursuant to which the Company issued 3,379,379 units at a price of $0.30 per unit for gross proceeds of $1,013,814; of which $661,530 was received in cash and $352,284 was issued in settlement of outstanding fees and debt.